Leases - Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lease cost
Right of use assets obtained in exchange for new operating lease liabilities			$ 2,090	$ 1,479
ASU 2016-02
Lease cost
Operating lease cost	$ 1,170	$ 1,144	2,309	2,343
Variable lease cost	1,340	1,170	2,676	2,313
Short-term lease cost	109	76	182	151
Total lease cost	$ 2,619	$ 2,390	5,167	4,807
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases			2,570	2,501
Right of use assets obtained in exchange for new operating lease liabilities			$ 2,090	$ 1,479
Weighted average remaining lease term (in years)	1 year 10 months 20 days	2 years 7 months 6 days	1 year 10 months 20 days	2 years 7 months 6 days
Weighted average discount rate	6.01%	4.71%	6.01%	4.71%